Consolidated Statements of Cash flows (Parenthetical)	12 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)
Total consideration		$ 4,038,588
Caihou Capital (Shenzhen) Group Co., Ltd
Unpaid equity investment	¥ 15,000,000	$ 2,107,407
Ownership interest acquired (in percent)		25.00%